Income Taxes - Schedule of Income Tax Expense by Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Taxes [Line Items]
Income (loss) from continuing operations before income taxes	$ (31.1)	$ 9.2	$ (317.0)
UNITED STATES
Income Taxes [Line Items]
Income (loss) from continuing operations before income taxes	(72.3)	(25.5)	(346.6)
Outside of the United States [Member]
Income Taxes [Line Items]
Income (loss) from continuing operations before income taxes	$ 41.2	$ 34.7	$ 29.6